Land Use Rights (Details) - Schedule of Land Use Rights	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Cost:
Land use rights	¥ 47,334,839		¥ 47,334,839
Less: Accumulated amortization	(12,460,904)		(11,514,207)
Land use rights, net	¥ 34,873,935	$ 4,911,891	¥ 35,820,632